Result of Operations - Calculation of Earnings (Loss) Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Disclosure of reporting entity [abstract]
Loss for the period attributable to Equity Holders	[1],[2]	€ (15,965)	€ (18,459)
Weighted average number of shares outstanding		11,942,344	10,328,883
Earnings per share (non-fully diluted) in €		€ (1.34)	€ (1.79)

[1]	For the periods presented, the Group does not have any non-controlling interests and the loss for the period is fully attributable to owners of the parent.
[2]	The interim condensed financial statements are unaudited financial statements